Toreador Select Fund
FUND SUMMARY Toreador Select Fund
Investment Objective
The investment objective of the Toreador Select Fund (the “Select Fund”) is long-term capital appreciation.
Fees and Expenses of the Select Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Toreador Select Fund	Investor Class Shares	Institutional Class Shares
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	none	none
Redemption Fee as a % of amount redeemed, (if applicable, for shares redeemed within 60 days of purchase)	2.00%	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Toreador Select Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.90%	0.90%
Distribution (12b-1) and Service Fees		0.25%	none
Shareholder Services Plan		0.09%	0.05%
Other Expenses		2.32%	2.36%
Total Other Expenses		2.41%	2.41%
Total Annual Fund Operating Expenses	[1]	3.56%	3.31%
Less Fee Waivers and/or Expense Reimbursements	[1]	(2.36%)	(2.36%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	1.20%	0.95%
[1]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Select Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95% of the average daily net assets of the Select Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Select Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Select Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to August 31, 2018 unless mutually agreed to in writing by the parties.

Expense Example

The following example is intended to help you compare the cost of investing in the Select Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Select Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Select Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Toreador Select Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	122	872	1,643	3,672
Institutional Class Shares	97	797	1,522	3,443

For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.
Portfolio Turnover

The Select Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Select Fund’s performance. During the most recent fiscal period ended April 30, 2017, the Select Fund’s portfolio turnover rate was 131.67% of the average value of its portfolio.

Principal Investment Strategies

The Select Fund invests primarily in equity securities of U.S. companies whose market capitalizations are, at the time of purchase, similar to those in the S&P 500® Index. As of May 31, 2017, the S&P 500® Index was composed of companies having market capitalizations of between $2.73 billion and $801.5 billion.

Equity securities in which the Select Fund may invest include common and preferred stocks, rights and warrants, and securities convertible into equity securities.

The Select Fund may also invest in the securities of other investment companies including exchange-traded funds (“ETFs”).

In choosing investments, Toreador Research & Trading, LLC (the “Adviser”) employs a proprietary stock selection model that ranks stocks according to fundamental criteria that the Adviser believes are indicative of company strength and superior risk/return profile. These criteria may include intrinsic value, management quality, leverage and free cash flow, earnings quality, return on assets, return on equity and return on capital. The Select Fund will normally invest across a majority of the economic sectors represented in the S&P 500® Index, in approximately the same percentages as each such sector is represented in the Index. Although the Select Fund will focus on large capitalization securities, the Fund may invest in securities across all market capitalization ranges.

The Select Fund will normally hold between 35 to 65 securities in its portfolio.

The Select Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Select Fund’s performance.

The Adviser will typically sell a company from the Select Fund’s portfolio when indicated by the proprietary stock selection model described above or when the Adviser elects to take a temporary defensive position.

From time to time, the Adviser may take temporary defensive positions, which are inconsistent with the Select Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Select Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. While the Select Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

Principal Risks

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Select Fund is mentioned below. Before you decide whether to invest in the Select Fund, carefully consider these risk factors and special considerations associated with investing in the Select Fund, which may cause you to lose part or all of your investment in the Select Fund. There can be no assurance that the Select Fund will achieve its investment objective.

Equity Securities Risk – Since the Select Fund invests in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Select Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Select Fund.

Market Risk – The value of securities in the Select Fund’s portfolio will fluctuate and, as a result, the Select Fund’s share price may decline suddenly or over a sustained period of time. The equity securities purchased by the Select Fund may involve large price swings and potential for loss.

Management Risk – The strategies used by the Adviser may fail to produce the intended result.

Large Cap Risk – Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Risks of Investment Selection and Asset Allocation – The Select Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Select Fund may not perform as anticipated.

Risk of Other Equity Securities –

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Company Securities Risk – When the Select Fund invests in other investment companies, including ETFs, it indirectly bears its proportionate share of fees and expenses of the other investment company, which results in higher Fund expenses. The Select Fund may be affected by losses of the other investment companies and the level of risk arising from their investment practices. ETFs are subject to additional risks, such as the fact that an ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop for shares of the ETF.

Exchange-Traded Fund (“ETF”) Risk – ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Select Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), and active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Select Fund’s ability to sell its shares.

Portfolio Turnover Risk – The Select Fund may, at times, have a portfolio turnover rate that is higher than other stock funds. A high rate of portfolio turnover increases brokerage and other expenses, which are borne by the Select Fund and its shareholders. A high portfolio turnover rate can also result in higher current realization of capital gains and a potentially larger current tax liability.

New Fund Risk – The Select Fund was recently formed in June 2016. Accordingly, investors in the Select Fund bear the risk that the Select Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Select Fund being liquidated at any time without shareholder approval and at a time that may not be favorable to all shareholders. Such liquidation could have negative tax consequences.

Performance Information

The Select Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Select Fund by showing changes in the Select Fund’s performance from year to year and by showing the Select Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Select Fund will perform in the future.

Updated performance information is available by calling toll-free 1-800-673-0550.